Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Fair Value of Financial Instruments
US Treasury bills and certificate of deposits are reported at amortized costs which is equivalent to fair value. The following tables present the carrying value and fair value of these financial instruments as of September 30, 2021 and December 31, 2020:

	September 30, 2021
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$1,375	$—	$1,375	$—
Bond	905	—	905	—
Certificate of deposits	1,119	—	1,119	—

Total	$3,399	$—	$3,399	$—

	December 31, 2020
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$325	$—	$325	$—
Bond	—	—	—	—
Certificate of deposits	1,115	—	1,115	—

Total	$1,440	$—	$1,440	$—

US Treasury bills and certificate of deposits are reported at amortized costs which is equivalent to fair value. The following tables present the carrying value and fair value of these financial instruments as of December 31, 2020 and 2019:

	2020
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$325	$—	$325	$—
Certificate of deposits	1,115	—	1,115	—

Total	$1,440	$—	$1,440	$—

	2019
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3
US Treasury bills	$321	$—	$321	$—
Certificate of deposits	358	—	358	—

Total	$679	$—	$679	$—